Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Fair Value Measurements Assumptions
The following table provides quantitative information used in the fair value measurement, including the assumptions for the significant unobservable inputs used in the binomial lattice model valuation:

Notional amount	$4,000,000
Par amount	$1,000
Interest rate	4.0
Conversion ratio	1,667
Conversion price, per share	$0.60
Stock price as of the valuation date	$0.51
Historical realized weekly volatility	87%
Risk free rate	0.9%
Discrete dividend payment rate	—%

Convertible Debt
The face amount of convertible debentures and the related premium or discount are as follows as of December 31, 2015 and 2014, respectively:

	2015
	American DG Energy	EuroSite Power	Total
Face amount	$19,400,000	$2,400,000	$21,800,000
Premium (discount)	(3,321,088)	136,422	(3,184,666)
	16,078,912	2,536,422	18,615,334
Less amounts due to related parties	(16,078,912)	(951,158)	(17,030,070)
	$—	$1,585,264	$1,585,264

	2014
	American DG Energy	EuroSite Power	Total
Face amount	$19,400,000	$2,400,000	$21,800,000
Premium (discount)	(4,523,051)	232,710	(4,290,341)
	14,876,949	2,632,710	17,509,659
Less amounts due to related parties	(14,876,949)	(987,266)	(15,864,215)
	$—	$1,645,444	$1,645,444